RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
COMPREHENSIVE INCOME
Net (loss) income		$ (151,988)	$ (46,362)	$ 109,555
Other comprehensive income:
Gain (loss) associated with pensions, net of tax		2,851	(2,520)	5,078
Net (loss) gain on qualifying cash flow hedging instruments	[1]	(4,440)	6,669	9,015
Net (loss) gain on investments in available-for-sale securities		0	0	0
Other comprehensive (loss) income		(1,589)	4,149	14,093
Comprehensive (loss) income		(153,577)	(42,213)	123,648
Comprehensive (loss) income attributable to:
Stockholders of Golar LNG Limited		(172,735)	(43,868)	123,648
Non-controlling interests		19,158	1,655	0
Comprehensive (loss) income		(153,577)	(42,213)	123,648
As Previously Reported
COMPREHENSIVE INCOME
Net (loss) income		(178,501)	(41,466)	135,713
Other comprehensive income:
Gain (loss) associated with pensions, net of tax		2,851	(2,520)	5,078
Net (loss) gain on qualifying cash flow hedging instruments	[1]	(493)	6,493	5,010
Net (loss) gain on investments in available-for-sale securities		(44,359)	7,955	1,885
Other comprehensive (loss) income		(42,001)	11,928	11,973
Comprehensive (loss) income		(220,502)	(29,538)	147,686
Comprehensive (loss) income attributable to:
Stockholders of Golar LNG Limited		(239,660)	(31,193)	147,686
Non-controlling interests		19,158	1,655	0
Comprehensive (loss) income		(220,502)	(29,538)	147,686
Adjustment
COMPREHENSIVE INCOME
Net (loss) income		26,513	(4,896)	(26,158)
Other comprehensive income:
Gain (loss) associated with pensions, net of tax		0	0	0
Net (loss) gain on qualifying cash flow hedging instruments	[1]	(3,947)	176	4,005
Net (loss) gain on investments in available-for-sale securities		44,359	(7,955)	(1,885)
Other comprehensive (loss) income		40,412	(7,779)	2,120
Comprehensive (loss) income		66,925	(12,675)	(24,038)
Comprehensive (loss) income attributable to:
Stockholders of Golar LNG Limited		66,925	(12,675)	(24,038)
Non-controlling interests		0	0	0
Comprehensive (loss) income		$ 66,925	$ (12,675)	$ (24,038)

[1]	Includes share of net loss of $4.8 million, $nil and net gain of $4.9 million on qualifying cash flow hedging instruments held by an affiliate for the years ended December 31, 2015, 2014 and 2013, respectively. Refer to note 29.